Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and Equipment, Net
Property and equipment, gross	$ 981	¥ 6,828	¥ 5,975
Less: accumulated depreciation	(822)	(5,722)	(4,213)
Property and equipment, net	159	1,106	1,762
Office equipment
Property and Equipment, Net
Property and equipment, gross	594	4,133	3,693
Leasehold Improvements
Property and Equipment, Net
Property and equipment, gross	$ 387	¥ 2,695	¥ 2,282